Note 9 - Financial assets and liabilities held for trading - Financial assets and liabilities held for trading (Details) - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Financial Assets Held For Trading Abstract
Derivative financial assets held for trading	[1]	€ 49,239,000,000	€ 33,185,000,000
Equity Instruments Held For Trading		5,862,000,000	8,892,000,000
Debt Instruments Held For Trading		26,640,000,000	26,309,000,000
Loans and receivables Held For Trading		37,591,000,000	34,303,000,000
Financial Assets Held For Trading		119,332,000,000	102,688,000,000
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	[1]	50,154,000,000	35,019,000,000
Short positions, held for trading		11,832,000,000	12,249,000,000
Deposits held for trading		46,637,000,000	42,365,000,000
Financial Liabilities Held For Trading		108,624,000,000	89,633,000,000
Issued by central banks [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading		1,125,000,000	840,000,000
Issued by public administration [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading		23,642,000,000	23,918,000,000
Issued by credit institutions [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading		838,000,000	679,000,000
Other debt instruments [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading		1,035,000,000	872,000,000
Loans And Advances To Central Banks [Member]
Financial Assets Held For Trading Abstract
Loans and receivables Held For Trading		636,000,000	535,000,000
Loans And Advances To Credit Institutions [Member]
Financial Assets Held For Trading Abstract
Loans and receivables Held For Trading		24,912,000,000	21,286,000,000
Loans and advances at fair value [Member]
Financial Assets Held For Trading Abstract
Loans and receivables Held For Trading		12,044,000,000	12,482,000,000
Central Banks Deposits [Member]
Financial Liabilities Held For Trading Abstract
Deposits held for trading		5,685,000,000	7,635,000,000
Credit Institutions Deposits [Member]
Financial Liabilities Held For Trading Abstract
Deposits held for trading		28,617,000,000	24,969,000,000
Customers deposits [Member]
Financial Liabilities Held For Trading Abstract
Deposits held for trading		€ 12,335,000,000	€ 9,761,000,000

[1]	(*) The variation corresponds mainly to foreign exchange derivatives in BBVA S.A.